Federated Investors

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Liberty U.S. Government Money Market Trust

16TH SEMI-ANNUAL REPORT
SEPTEMBER 30, 1996

ESTABLISHED 1980

MONEY MARKETS

PRESIDENT'S MESSAGE

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Dear Shareholder:

Liberty U.S. Government Money Market Trust was established in 1980, and I am pleased to present the Semi-Annual Report to shareholders, which covers the six-month period from April 1, 1996 through September 30, 1996. The report begins with an interview with the fund's portfolio manager, Susan R. Hill, Assistant Vice President, Federated Advisers, and follows with a complete list of the fund's Portfolio of Investments and its Financial Statements.

Your cash has been at work pursuing daily income from a portfolio of short-term U.S. government securities that is managed to help keep the value of your principal stable.* In addition, the fund gives you daily access to your invested cash.

Dividends paid to both Class A and Class B shareholders of the fund, during the six-month reporting period, totaled $0.02 per share. At the end of the period, the fund's net assets stood at $658.2 million.

Thank you for selecting Liberty U.S. Government Money Market Trust as a convenient investment for your ready cash.

As always, we welcome your comments and suggestions.

Sincerely,

[Graphic]

J. Christopher Donahue
President
November 15, 1996

* Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in this fund is neither insured nor guaranteed by the U.S. government.

Investment Review

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Susan R. Hill, CFA
Assistant Vice President
Federated Advisers

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WHAT IS YOUR ANALYSIS OF THE INTEREST RATE ENVIRONMENT DURING THE SIX-MONTH
REPORTING PERIOD?
Although the Federal Reserve Board (the "Fed") kept monetary policy on hold over the six months ended September 30, 1996, the period was characterized by shifts in market sentiment regarding the strength of the U.S. economy and the extent and direction of future monetary policy changes. The last move in monetary policy took place at the end of January 1996, when the Fed lowered the fed funds target rate by 25 basis points to the current 5.25%. This move was made amid slowing economic growth and benign inflationary pressures. In early March 1996, however, the market was stunned by the release of a much larger than expected increase in non-farm payroll jobs for the month of February. The solid employment gains continued and combined with signs of strength in consumer spending and housing in the ensuing months to paint a picture of an economy that was clearly more robust than previously thought. Fears that the economy might be growing faster than the non-inflationary potential rate of growth surfaced; this sparked expectations that the Fed may be inclined to raise the fed funds target rate to ward off potential inflationary pressures. The market relaxed a bit as signs of the long-awaited slowdown in economic growth began to emerge. Tight labor market conditions yielded a nervous reaction from the market, and then the market receded once more.

Movements in short-term interest rates bounced back and forth with the shifts in market sentiment. Rates rose fairly steadily from the beginning of April 1996 through early June as conviction that the next policy move might be a tightening grew. The yield on the six-month Treasury bill, for example, rose from 5.0% to 5.5%. Market volatility increased over the remainder of the period, as sentiment regarding the timing of the move swayed back and forth with each economic release. Rates rose in early July 1996 as job growth continued to be strong, then fell again as signs of a long-awaited economic slowdown began to emerge, but rose once more as fears of developing wage pressures gripped the market. Finally, rates declined toward the end of the quarter as the Fed emerged from its September 24, 1996, Federal Open Market Committee meeting with monetary policy unchanged.
Over this latter period, the yield on the six-month Treasury bill rose to 5.60% in early July 1996, fell to 5.30% by early August, rose to 5.60% by early September, and, finally, fell to 5.25% by the end of the period.

WHAT WERE YOUR STRATEGIES FOR LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST DURING THE PERIOD?

As the signs of strength in the economy became more apparent, we lowered the average maturity target range of the fund from between 40 and 50 days to between 35 and 45 days. We added to our government agency floating rate position within the fund, to enhance the portfolio's responsiveness to movements in interest rates. We also purchased securities with short-term maturities (3 months and in) -- both U.S. government agencies and term repurchase agreements -- that added relative value to our overnight repurchase agreement position, and may allow for the potential of reinvestment at higher rates late in the year.

AS WE APPROACH THE CLOSE OF 1996, WHAT IS YOUR OUTLOOK FOR RATES?

Amid some speculation to the contrary, the Fed voted to keep the fed funds target rate range unchanged at the September Federal Open Market Committee meeting. Such a decision implies that the Fed is reasonably comfortable with the present balance between economic growth and the potential for price pressures; however, it does not preclude the Fed from tightening before the end of 1996 should they see early signs of inflation. If the Fed does feel the need to tighten monetary policy, however, it is likely to be a fine-tuning of the current stance rather than a prolonged cycle. We expect market volatility in the near term to remain high, as participants continue to focus close attention on each upcoming economic release for its impact on monetary policy.

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1996 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                                                           VALUE
 SHORT-TERM U.S. GOVERNMENT OBLIGATIONS -- 40.8%
 $   4,000,000    Federal Farm Credit Bank Note -- 0.6%
                  5.60%, 6/3/1997                                                                $   3,996,233
    30,000,000 (a)Federal Home Loan Bank, Discount Notes -- 4.5%
                  5.16%-5.49%, 10/31/1996 - 1/8/1997                                                29,682,211
    10,000,000 (b)Federal Home Loan Bank, Floating Rate Note -- 1.5%
                  5.21%, 10/1/1996                                                                   9,999,202
     4,000,000    Federal Home Loan Mortgage Corp. Note -- 0.6%
                  5.64%, 8/28/1997                                                                   3,991,156
     9,500,000    Federal National Mortgage Association Notes -- 1.4%
                  5.41%-5.60%, 11/1/1996 - 12/6/1996                                                 9,497,976
    48,940,000 (a)Federal National Mortgage Association, Discount Notes -- 7.3%
                  4.99%-5.51%, 11/7/1996 - 3/24/1997                                                48,198,819
    46,600,000 (b)Federal National Mortgage Association, Floating Rate Notes -- 7.1%
                  5.215%-5.62%, 10/1/1996 - 10/15/1996                                              46,571,930
     3,000,000    Student Loan Marketing Association Note -- 0.5%
                  5.62%, 6/30/1997                                                                   2,992,021
    31,220,000 (b)Student Loan Marketing Association, Floating Rate Notes -- 4.7%
                  5.40%-5.72%, 10/1/1996                                                            31,219,604
     5,936,000 (b)Government Guaranteed Floating Rate Notes -- 0.9%
                  Overseas Private Investment Corp., 6.02% - 6.52%,
                  10/1/1996 - 10/8/1996                                                              5,936,000
    20,000,000 (a)United States Treasury Bills -- 3.0%
                  4.79%-5.36%, 11/14/1996 - 8/21/1997                                               19,659,981
    57,000,000    United States Treasury Notes -- 8.7%
                  5.625%-8.50%, 10/15/1996 - 9/30/1997                                              57,237,023
                    TOTAL SHORT-TERM U.S. GOVERNMENT OBLIGATIONS                                   268,982,156

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST

   PRINCIPAL
     AMOUNT                                                                                                      VALUE
 (C)REPURCHASE AGREEMENTS -- 60.4%
 $   4,300,000    Barclays de Zoete Wedd Securities, Inc., 5.72%, dated 9/30/1996,
                  due 10/1/1996                                                                  $   4,300,000
    30,000,000    CIBC Wood Gundy Securities Corp., 5.78%, dated 9/30/1996,
                  due 10/1/1996                                                                     30,000,000
     7,000,000 (d)CS First Boston, Inc., 5.35%, dated 8/26/1996, due 11/25/1996                      7,000,000
    20,000,000    Deutsche Morgan Grenfell Government Securities, Inc., 5.76%,
                  dated 9/30/1996, due 10/1/1996                                                    20,000,000
    65,000,000    Fuji Government Securities, Inc., 5.80%, dated 9/30/1996, due 10/1/1996           65,000,000
    18,000,000 (d)Goldman Sachs & Co., LP, 5.38%, dated 9/5/1996, due 10/4/1996                     18,000,000
    30,000,000    Greenwich Capital Markets, Inc., 5.80%, dated 9/30/1996, due 10/1/1996            30,000,000
    16,000,000 (d)J.P. Morgan Securities, Inc., 5.35%, dated 8/7/1996, due 10/7/1996                16,000,000
    15,000,000 (d)J.P. Morgan Securities, Inc., 5.45%, dated 8/2/1996, due 10/31/1996               15,000,000
     7,000,000 (d)Lehman Brothers Government Securities, Inc., 5.34%, dated 8/26/1996,
                  due 11/25/1996                                                                     7,000,000
    30,000,000    Merrill Lynch Government Securities, Inc., 5.82%, dated 9/30/1996,
                  due 10/1/1996                                                                     30,000,000
    25,000,000    Nikko Securities Co. International, Inc., 5.80%, dated 9/30/1996,
                  due 10/1/1996                                                                     25,000,000
   130,000,000    PaineWebber Group, Inc., 5.80%, dated 9/30/1996, due 10/1/1996                   130,000,000
                    TOTAL REPURCHASE AGREEMENTS                                                    397,300,000
                    TOTAL INVESTMENTS (AT AMORTIZED COST)(E)                                     $ 666,282,156


(a) Discount rate at time of purchase.

(b) Denotes variable rate securities which show current rate and next demand date.

(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(d) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.

(e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
     ($658,238,890) at September 30, 1996.

The following acronym is used throughout this portfolio:

LP -- Limited Partnership

(See Notes which are an integral part of the Financial Statements)

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1996 (UNAUDITED)

 ASSETS:
 Investments in repurchase agreements                                          $397,300,000
 Investments in securities                                                      268,982,156
   Total investments, at amortized cost and value                                                 $666,282,156
 Cash                                                                                                  132,794
 Income receivable                                                                                   3,971,976
 Prepaid expenses                                                                                      208,706
   Total assets                                                                                    670,595,632
 LIABILITIES:
 Payable for investments purchased                                                9,995,157
 Payable for shares redeemed                                                         22,481
 Income distribution payable                                                      2,339,104
   Total liabilities                                                                                12,356,742
 Net Assets for 658,238,890 shares outstanding                                                    $658,238,890
 NET ASSET VALUE AND OFFERING PRICE PER SHARE:
 CLASS A SHARES: ($652,032,515 / 652,032,515 shares outstanding)                                         $1.00
 CLASS B SHARES: ($6,206,375 / 6,206,375 shares outstanding)                                             $1.00
 REDEMPTION PROCEEDS PER SHARE:
 CLASS A SHARES:                                                                                         $1.00
 CLASS B SHARES: (94.50/100 of $1.00)*                                                                   $0.95


* Under certain limited conditions, a "Contingent Deferred Sales Charge" of up to 5.50%, may be imposed. See "How to Redeem Shares" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                                          $18,300,721
 EXPENSES:
 Investment advisory fee                                                            $ 1,685,089
 Administrative personnel and services fee                                              258,221
 Custodian fees                                                                          79,925
 Transfer and dividend disbursing agent fees and expenses                             1,284,634
 Directors'/Trustees' fees                                                                8,052
 Auditing fees                                                                            8,967
 Legal fees                                                                               2,562
 Portfolio accounting fees                                                               59,091
 Distribution services fee -- Class B Shares                                             23,047
 Shareholder services fee -- Class A Shares                                             846,222
 Shareholder services fee -- Class B Shares                                               7,682
 Share registration costs                                                                27,816
 Printing and postage                                                                    52,155
 Insurance premiums                                                                       6,954
 Taxes                                                                                    8,967
 Miscellaneous                                                                            4,575
   Total expenses                                                                     4,363,959
 Waivers --
   Waiver of investment advisory fee                               $ (28,311)
   Waiver of shareholder services fee -- Class A Shares             (676,977)
   Waiver of shareholder services fee -- Class B Shares               (4,302)
     Total waivers                                                                     (709,590)
       Net expenses                                                                                  3,654,369
         Net investment income                                                                     $14,646,352


(See Notes which are an integral part of the Financial Statements)

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST
STATEMENT OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                   ENDED
                                                                                (UNAUDITED)        YEAR ENDED
                                                                                SEPTEMBER 30,       MARCH 31,
                                                                                    1996             1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                                       $   14,646,352      $  33,641,492
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income
   Class A Shares                                                               (14,539,476)       (33,531,445)
   Class B Shares                                                                  (106,876)          (110,047)
     Change in net assets resulting from distributions to shareholders          (14,646,352)       (33,641,492)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                                   231,103,505        409,842,113
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                          11,067,883         30,349,015
 Cost of shares redeemed                                                       (290,863,453)      (448,703,213)
     Change in net assets resulting from share transactions                     (48,692,065)        (8,512,085)
       Change in net assets                                                     (48,692,065)        (8,512,085)
 NET ASSETS:
 Beginning of period                                                            706,930,955        715,443,040
 End of period                                                              $   658,238,890      $ 706,930,955


(See Notes which are an integral part of the Financial Statements)

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST
FINANCIAL HIGHLIGHTS -- CLASS A SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                         SIX MONTHS
                           ENDED
                        (UNAUDITED)
                        SEPTEMBER 30,                                   YEAR ENDED MARCH 31,
                            1996      1996      1995       1994      1993        1992        1991        1990        1989    1988
 NET ASSET VALUE,
 BEGINNING OF PERIOD     $ 1.00     $ 1.00    $ 1.00     $ 1.00    $ 1.00      $ 1.00      $ 1.00      $ 1.00     $ 1.00     $1.00
 INCOME FROM
 INVESTMENT
 OPERATIONS
  Net investment income    0.02       0.05      0.04       0.02      0.03        0.05        0.07        0.08       0.07      0.06
 LESS DISTRIBUTIONS
  Distributions from
  net investment income   (0.02)     (0.05)    (0.04)     (0.02)    (0.03)      (0.05)      (0.07)      (0.08)     (0.07)    (0.06)
 NET ASSET
 VALUE, END OF
 PERIOD                  $ 1.00     $ 1.00    $ 1.00     $ 1.00    $ 1.00      $ 1.00      $ 1.00      $ 1.00     $ 1.00    $ 1.00
 TOTAL RETURN(A)           2.18%      4.89%     3.93%      2.34%     2.71%       4.66%       7.11%       8.24%      7.44%     6.07%
 RATIOS TO
 AVERAGE NET
 ASSETS
  Expenses                 1.06%*     1.10%     1.12%      1.01%     1.04%       1.03%       1.01%       1.02%      1.01%     1.01%
  Net investment           4.30%*     4.78%     3.83%      2.31%     2.69%       4.59%       6.89%       7.94%      7.19%     5.90%
  income
  Expense waiver/
  reimbursement(b)         0.21%*     0.20%      --         --        --         --          --          --          --       --
 SUPPLEMENTAL DATA
  Net assets, end of
  period (000 omitted) $652,033   $697,472   $715,257  $805,907  $919,883  $1,173,685  $1,393,380  $1,443,347 $1,386,704 $1,358,694


* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST
FINANCIAL HIGHLIGHTS -- CLASS B SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   SIX MONTHS
                                                      ENDED             YEAR
                                                   (UNAUDITED)          ENDED
                                                   SEPTEMBER 30,      MARCH 31,
                                                      1996         1996       1995(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                $ 1.00       $ 1.00     $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                               0.02         0.04       0.01
 LESS DISTRIBUTIONS
   Distributions from net investment income           (0.02)       (0.04)     (0.01)
 NET ASSET VALUE, END OF PERIOD                      $ 1.00       $ 1.00     $ 1.00
 TOTAL RETURN(B)                                       1.76%        4.04%      1.14%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                            1.87%*       1.91%      1.95%*
   Net investment income                               3.48%*       3.91%      4.15%*
   Expense waiver/reimbursement(c)                     0.15%*       0.14%       --
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)           $6,206       $9,459       $186


* Computed on an annualized basis.

(a) Reflects operations for the period from December 17, 1994 (date of initial public offering) to March 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1996 (UNAUDITED)

1. ORGANIZATION

Liberty U.S. Government Money Market Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers two classes of shares: Class A Shares and Class B Shares. The investment objective of the Trust is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- The Trust's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

   REPURCHASE AGREEMENTS -- It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

   The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

   FEDERAL TAXES -- It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   Other -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

                                                                           SIX MONTHS            YEAR
                                                                             ENDED              ENDED
                                                                          SEPTEMBER 30,        MARCH 31,
 CLASS A SHARES                                                               1996              1996
 Shares sold                                                               221,590,232       391,777,877
 Shares issued to shareholders in payment of distributions declared         11,000,340        30,256,243
 Shares redeemed                                                          (278,030,105)     (439,818,708)
   Net change resulting from Class A Share transactions                    (45,439,533)      (17,784,588)

                                                                           SIX MONTHS            YEAR
                                                                             ENDED              ENDED
                                                                          SEPTEMBER 30,        MARCH 31,
 CLASS B SHARES                                                               1996               1996
 Shares sold                                                                9,513,273         18,064,236
 Shares issued to shareholders in payment of distributions declared            67,543             92,772
 Shares redeemed                                                          (12,833,348)        (8,884,505)
   Net change resulting from Class B Share transactions                    (3,252,532)         9,272,503
   Net change resulting from share transactions                           (48,692,065)        (8,512,085)


At September 30, 1996, capital paid-in aggregated $658,238,890.

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE -- Federated Advisers, the Trust's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee based on the average daily net assets of the Trust as follows:
   0.50% on the first $500 million, 0.475% on the next $500 million, 0.45% on the next $500 million, 0.425% on the next $500 million, and 0.40% thereafter.

   The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

   ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

   DISTRIBUTION SERVICES FEE -- The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Class B Shares. The Plan provides that the Trust may incur distribution expenses up to 0.75% of the average daily net assets of the Class B Shares, annually, to compensate FSC.

   SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES -- FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

   GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Edward C. Gonzales
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
  Chairman
J. Christopher Donahue
  President
Edward C. Gonzales
  Executive Vice President
John W. McGonigle
  Executive Vice President, Treasurer, and Secretary
Richard B. Fisher
  Vice President
S. Elliott Cohan
  Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

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Federated Investors
Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

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Cusip 531485100
Cusip 531485209
8110106 (11/96)